Acquisition of a Subsidiary (Tables)	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Subsidiaries Text Block Abstract
Schedule of fair values assets and liabilitiestable
	Book value	Fair value recognized on acquisition
	USD ’000	USD ’000
Assets
Insurance receivables and other assets	184	143
Bank Balances	6,054	6,054
	6,238	6,197
Liabilities
Insurance payables and other liabilities	(38)	(38)
	(38)	(38)
Total identifiable net assets at fair value	6,200	6,159

Goodwill arising on acquisition		41

Purchase consideration transferred		6,200

Schedule of goodwill
31 December 2021
USD ’000

Balance at the beginning of the year	-
Goodwill arising from acquisition of a subsidiary	41
Impairment loss	(41)
Balance at the end of the year	-

Schedule of cash flows on acquisition
USD ’000

Net cash acquired with the subsidiary	6,054
Cash paid	(6,200)
Net cash flow on acquisition	(146)